VOYA INTERMEDIATE BOND PORTFOLIO

Voya Intermediate Bond Portfolio

VOYA INVESTORS TRUST

Voya Balanced Income Portfolio

Voya Inflation Protected Bond Plus Portfolio

Voya Limited Maturity Bond Portfolio

VOYA PARTNERS, INC.

Voya Global Bond Portfolio

(each a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 6, 2026

to the Portfolios’ current Prospectuses, as supplemented
(each, a “Prospectus” and collectively, the “Prospectuses”)

Effective February 27, 2026: (1) Brian Timberlake, Ph.D., CFA will no longer serve as a portfolio manager for Voya Balanced Income Portfolio (“Balanced Income”), Voya Inflation Protected Bond Plus Portfolio (“Inflation Protected Bond Plus”), and Voya Global Bond Portfolio (“Global Bond”); (2) Randall Parrish, CFA will no longer serve as a portfolio manager for Voya Intermediate Bond Portfolio (“Intermediate Bond”) and Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”); (3) Eric Stein, CFA will no longer serve as a portfolio manager for Intermediate Bond and Limited Maturity Bond; (4) Rajen Jadav, CFA and Vinay Viralam, CFA will be added as portfolio managers for Intermediate Bond, Inflation Protected Bond Plus, Limited Maturity Bond, and Global Bond; and (5) Anuranjan Sharma will be added as a portfolio manager for Intermediate Bond, Limited Maturity Bond, and Global Bond.

Effective February 27, 2026, the Prospectuses are revised as follows:

1.All references to Brian Timberlake, Ph.D., CFA, Randall Parrish, CFA, and Eric Stein, CFA as portfolio managers for the relevant Portfolios are hereby deleted in their entirety.

2.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Intermediate Bond’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	David Goodson
Portfolio Manager (since 7/2021)	Portfolio Manager (since 4/2017)
Rajen Jadav, CFA	Anuranjan Sharma
Portfolio Manager (since 2/2026)	Portfolio Manager (since 2/2026)
Vinay Viralam, CFA
Portfolio Manager (since 2/2026)

3.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Inflation Protected Bond Plus’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	Rajen Jadav, CFA
Portfolio Manager (since 12/2024)	Portfolio Manager (since 2/2026)
Anuranjan Sharma	Vinay Viralam, CFA
Portfolio Manager (since 12/2024)	Portfolio Manager (since 2/2026)

1

4.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Limited Maturity Bond’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	David Goodson
Portfolio Manager (since 7/2021)	Portfolio Manager (since 4/2017)
Rajen Jadav, CFA	Anuranjan Sharma
Portfolio Manager (since 2/2026)	Portfolio Manager (since 2/2026)
Vinay Viralam, CFA
Portfolio Manager (since 2/2026)

5.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Global Bond’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	Rajen Jadav, CFA
Portfolio Manager (since 3/2019)	Portfolio Manager (since 2/2026)
Anuranjan Sharma	Vinay Viralam, CFA
Portfolio Manager (since 2/2026)	Portfolio Manager (since 2/2026)

6.The table in the sub-section of the Prospectus for Intermediate Bond entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Professional Experience
Manager	Sub-Adviser
Rajen Jadav,	Voya IM	Voya Intermediate	Mr. Jadav, Portfolio
CFA		Bond Portfolio	Manager, is a senior vice
president and portfolio
manager for the fixed
income team at Voya IM.
Prior to joining Voya IM,
he was a senior product
specialist at Allianz Global
Investors where he was
responsible for covering
and supporting sales and
distribution of the global
fixed income team’s
product offering in North
America. Prior to that, Mr.
Jadav was a portfolio
manager at
AllianceBernstein where he
held various positions
managing US multi-sector,
US TIPS, stable value,
global multi-sector and
municipal money market
portfolios.
Anuranjan	Voya IM	Voya Intermediate	Mr. Sharma, Portfolio
Sharma		Bond Portfolio	Manager and macro

2

strategist at Voya IM,
previously was a senior
research analyst at
Oppenheimer Funds, where
he was responsible for
emerging markets and
macro overlay for their
multisector fund and
worked on international
debt and emerging local
funds. Prior to that, Mr.
Sharma held roles at Voya
IM in asset allocation and
fixed income where he
focused on global rates,
foreign exchange, and
business cycle analysis for
developed and emerging
markets.
Vinay Viralam,	Voya IM	Voya Intermediate	Mr. Viralam, Portfolio
CFA		Bond Portfolio	Manager, is a senior vice
president and portfolio
manager for the fixed
income team at Voya IM.
Prior to joining Voya IM,
he worked at Goldman
Sachs Asset Management
for 11 years, focused on
cross-sector research and
portfolio management.

7.The line item with respect to Anuranjan Sharma in the table in the sub-section of the Prospectus for Inflation Protected Bond Plus and Limited Maturity Bond entitled “Management of the Portfolios – Portfolio Management” is amended to include Limited Maturity Bond. The table is further amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Professional Experience
Manager	Sub-Adviser
Rajen Jadav,	Voya IM	Voya Inflation	Mr. Jadav, Portfolio
CFA		Protected Bond Plus	Manager, is a senior vice
		Portfolio	president and portfolio
		Voya Limited Maturity	manager for the fixed
		Bond Portfolio	income team at Voya IM.
Prior to joining Voya IM,
he was a senior product
specialist at Allianz Global
Investors where he was
responsible for covering
and supporting sales and
distribution of the global

3

fixed income team’s
product offering in North
America. Prior to that, Mr.
Jadav was a portfolio
manager at
AllianceBernstein where he
held various positions
managing US multi-sector,
US TIPS, stable value,
global multi-sector and
municipal money market
portfolios.
Vinay Viralam,	Voya IM	Voya Inflation	Mr. Viralam, Portfolio
CFA		Protected Bond Plus	Manager, is a senior vice
		Portfolio	president and portfolio
		Voya Limited Maturity	manager for the fixed
		Bond Portfolio	income team at Voya IM.
Prior to joining Voya IM,
he worked at Goldman
Sachs Asset Management
for 11 years, focused on
cross-sector research and
portfolio management.

8.The table in the sub-section of the Prospectus for Global Bond entitled “Management of the Portfolios

– Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Professional Experience
Manager	Sub-Adviser
Rajen Jadav,	Voya IM	Voya Global Bond	Mr. Jadav, Portfolio
CFA		Portfolio	Manager, is a senior vice
president and portfolio
manager for the fixed
income team at Voya IM.
Prior to joining Voya IM,
he was a senior product
specialist at Allianz Global
Investors where he was
responsible for covering
and supporting sales and
distribution of the global
fixed income team’s
product offering in North
America. Prior to that, Mr.
Jadav was a portfolio
manager at
AllianceBernstein where he
held various positions
managing US multi-sector,
US TIPS, stable value,

4

global multi-sector and
municipal money market
portfolios.
Anuranjan	Voya IM	Voya Global Bond	Mr. Sharma, Portfolio
Sharma		Portfolio	Manager and macro
strategist at Voya IM,
previously was a senior
research analyst at
Oppenheimer Funds, where
he was responsible for
emerging markets and
macro overlay for their
multisector fund and
worked on international
debt and emerging local
funds. Prior to that, Mr.
Sharma held roles at Voya
IM in asset allocation and
fixed income where he
focused on global rates,
foreign exchange, and
business cycle analysis for
developed and emerging
markets.
Vinay Viralam,	Voya IM	Voya Global Bond	Mr. Viralam, Portfolio
CFA		Portfolio	Manager, is a senior vice
president and portfolio
manager for the fixed
income team at Voya IM.
Prior to joining Voya IM,
he worked at Goldman
Sachs Asset Management
for 11 years, focused on
cross-sector research and
portfolio management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

5

VOYA INTERMEDIATE BOND PORTFOLIO

Voya Intermediate Bond Portfolio

VOYA INVESTORS TRUST

Voya Balanced Income Portfolio

Voya Inflation Protected Bond Plus Portfolio

Voya Limited Maturity Bond Portfolio

VOYA PARTNERS, INC.

Voya Global Bond Portfolio

(each a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated February 6, 2026

to the Portfolios’ current Statements of Additional Information, as supplemented

(each, a “SAI” and collectively, the “SAIs”)

Effective February 27, 2026: (1) Brian Timberlake, Ph.D., CFA will no longer serve as a portfolio manager for Voya Balanced Income Portfolio (“Balanced Income”), Voya Inflation Protected Bond Plus Portfolio (“Inflation Protected Bond Plus”), and Voya Global Bond Portfolio (“Global Bond”); (2) Randall Parrish, CFA will no longer serve as a portfolio manager for Voya Intermediate Bond Portfolio (“Intermediate Bond”) and Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”); (3) Eric Stein, CFA will no longer serve as a portfolio manager for Intermediate Bond and Limited Maturity Bond; (4) Rajen Jadav, CFA and Vinay Viralam, CFA will be added as portfolio managers for Intermediate Bond, Inflation Protected Bond Plus, Limited Maturity Bond, and Global Bond; and (5) Anuranjan Sharma will be added as a portfolio manager for Intermediate Bond, Limited Maturity Bond, and Global Bond.

Effective February 27, 2026, the SAIs are revised as follows:

1.All references to Brian Timberlake, Ph.D., CFA, Randall Parrish, CFA, and Eric Stein, CFA as portfolio managers for the relevant Portfolios are hereby deleted in their entirety.

2.The table in the sub-section of the SAI for Intermediate Bond entitled “Portfolio Management – Other

Accounts Managed” is amended to include the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment
Vehicles
		Number	Total Assets	Number	Total	Number	Total Assets
Portfolio		of		of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
Rajen	Voya	0	$0	0	$0	14	$699,782,481
Jadav,	Intermediate
CFA3	Bond Portfolio
Anuranjan	Voya	1	$212,117,533	0	$0	0	$0
Sharma3	Intermediate
Bond Portfolio

1

Vinay	Voya	0	$0	0	$0	2	$1,471,632,935
Viralam,	Intermediate
CFA3	Bond Portfolio

3As of October 31, 2025.

3.The table in the sub-section of the SAI for Inflation Protected Bond Plus and Limited Maturity Bond entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to delete the line item with respect to Anuranjan Sharma and include the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment
Vehicles
		Number	Total Assets	Number	Total	Number	Total Assets
Portfolio		of		of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
Rajen	Voya Inflation	0	$0	0	$0	14	$699,782,481
Jadav,	Protected Bond
CFA7	Plus Portfolio
Voya Limited
Maturity Bond
Portfolio
Anuranjan	Voya Inflation	1	$212,117,533	0	$0	0	$0
Sharma7	Protected Bond
Plus Portfolio
Voya Limited
Maturity Bond
Portfolio
Vinay	Voya Inflation	0	$0	0	$0	2	$1,471,632,935
Viralam,	Protected Bond
CFA7	Plus Portfolio
Voya Limited
Maturity Bond
Portfolio

7As of October 31, 2025.

4.The table in the sub-section of the SAI for Global Bond entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment
Vehicles
		Number	Total Assets	Number	Total	Number	Total Assets
Portfolio		of		of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
Rajen	Voya Global	0	$0	0	$0	14	$699,782,481
Jadav,	Bond Portfolio
CFA3
Anuranjan	Voya Global	1	$212,117,533	0	$0	0	$0
Sharma3	Bond Portfolio

2

Vinay	Voya Global	0	$0	0	$0	2	$1,471,632,935
Viralam,	Bond Portfolio
CFA3

3 As of October 31, 2025.

5. The line item with respect to Intermediate Bond in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Intermediate Bond Portfolio	Sean Banai, CFA; David Goodson;	Bloomberg U.S. Aggregate Bond
	Rajen Jadav, CFA; Anuranjan	Index
Sharma; and Vinay Viralam, CFA

6. The line items with respect to Inflation Protection Bond Plus and Limited Maturity Bond in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” are deleted in their entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Inflation Protected Bond	Sean Banai, CFA; Rajen Jadav, CFA;	Bloomberg U.S. Treasury Inflation
Plus Portfolio	Anuranjan Sharma; and Vinay	Protected Securities Index
Viralam, CFA
Voya Limited Maturity Bond	Sean Banai, CFA; David Goodson;	Bloomberg U.S. 1-3 Year
Portfolio	Rajen Jadav, CFA; Anuranjan	Government/Credit Bond Index
Sharma; and Vinay Viralam, CFA

7. The line item with respect to Global Bond in the table in the sub-section of the SAI entitled “Portfolio

Management – Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Global Bond Portfolio	Sean Banai, CFA; Rajen Jadav, CFA;	Bloomberg Global Aggregate Bond
	Anuranjan Sharma; and Vinay	Index
Viralam, CFA

8. The table in the sub-section of the SAI for Intermediate Bond entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

	Investment		Dollar Range of
	Adviser or Sub-	Fund(s) Managed by the	Fund Shares
Portfolio Manager	Adviser	Portfolio Manager	Owned
Rajen Jadav, CFA2	Voya IM	Voya Intermediate Bond Portfolio	None
Anuranjan Sharma2	Voya IM	Voya Intermediate Bond Portfolio	None
Vinay Viralam, CFA2	Voya IM	Voya Intermediate Bond Portfolio	None

2As of October 31, 2025.

9.The table in the sub-section of the SAI for Inflation Protected Bond Plus and Limited Maturity Bond entitled “Portfolio Management – Ownership of Securities” is amended to delete the line item with respect to Anuranjan Sharma and include the following:

3

	Investment		Dollar Range of
	Adviser or Sub-	Fund(s) Managed by the	Fund Shares
Portfolio Manager	Adviser	Portfolio Manager	Owned
Rajen Jadav, CFA4	Voya IM	Voya Inflation Protected Bond Plus Portfolio	None
		Voya Limited Maturity Bond Portfolio	None
Anuranjan Sharma4	Voya IM	Voya Inflation Protected Bond Plus Portfolio	None
		Voya Limited Maturity Bond Portfolio	None
Vinay Viralam, CFA4	Voya IM	Voya Inflation Protected Bond Plus Portfolio	None
		Voya Limited Maturity Bond Portfolio	None
4 As of October 31, 2025.

10.The table in the sub-section of the SAI for Global Bond entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

	Investment		Dollar Range of
	Adviser or Sub-		Fund Shares
Portfolio Manager	Adviser	Fund(s) Managed by the Portfolio Manager	Owned
Rajen Jadav, CFA2	Voya IM	Voya Global Bond Portfolio	None
Anuranjan Sharma2	Voya IM	Voya Global Bond Portfolio	None
Vinay Viralam, CFA2	Voya IM	Voya Global Bond Portfolio	None

2 As of October 31, 2025.

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